SUBSEQUENT EVENTS (Narrative) (Details) ¥ in Billions	Jul. 14, 2022 USD ($)	Jul. 01, 2022 USD ($)	Jul. 01, 2022 JPY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 JPY (¥)
TPSCo [Member]
Subsequent Event [Line Items]
Outstanding principal				$ 25,000
Annual interest rate				2.00%	2.00%
Subsequent Event [Member] | TPSCo [Member]
Subsequent Event [Line Items]
Outstanding principal		$ 50,000
JPY [Member] | TPSCo [Member]
Subsequent Event [Line Items]
Outstanding principal | ¥					¥ 3.5
JPY [Member] | Subsequent Event [Member] | TPSCo [Member]
Subsequent Event [Line Items]
Outstanding principal | ¥			¥ 7.0
Tsnb Credit Line Agreement [Member]
Subsequent Event [Line Items]
Revolving credit total amount				$ 54,000
Utilized through letters of credit.				$ 1,000
Tsnb Credit Line Agreement [Member] | Wells Fargo Capital Finance [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Revolving credit total amount	$ 70,000